Stock-Based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) Option shares
Stock options
Treasury stock, Shares (in shares) | shares	1,350,886,521	1,340,947,648
Stock Options
Stock options
Total intrinsic value of options exercised | $			$ 7.0
Cash received from employees as a result of employee stock option exercises | $			11.0
Tax benefit from exercise of stock based awards | $			$ 2.0
Number of Shares under Option
Options granted (in shares) | shares	0	0	0
Options exercised (in shares) | shares	0	0
Options forfeited or canceled (in shares) | shares	0	0
Stock Options | Granted in 2016
Stock options
Vesting period				3 years
Contractual term				10 years
Total compensation cost to be recognized for stock options | $				$ 12.0
Number of options grant | Option				1
Number of Shares under Option
Options granted (in shares) | shares				1,500,000
Exercise Price Range $129 and $154 | Stock Options
Stock options
Exercise price, lower range limit (in dollars per share) | $ / shares	$ 129
Exercise price, upper range limit (in dollars per share) | $ / shares	154
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 140
Options outstanding, total intrinsic value | $	$ 1.9
Options outstanding, weighted average remaining contractual life	6 years 1 month 6 days